INITIAL PUBLIC OFFERING (Details) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 08, 2021	Sep. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Purchase price, per unit		$ 10.15	$ 10.15
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Public warrants expiration term		5 years	5 years
Months To Complete an Acquisition Period		21 months	18 months
Public Warrants
PRIVATE PLACEMENT
Threshold trading days for redemption of public warrants			20 days
IPO
PRIVATE PLACEMENT
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Months To Complete an Acquisition Period	21 months
IPO | Public Warrants
PRIVATE PLACEMENT
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Public warrants expiration term	5 years
Months To Complete an Acquisition Period	12 months		12 months
Over-allotment option
PRIVATE PLACEMENT
Number of units sold	1,500,000